Segment reporting - Summarized Consolidated Statement of Cash Flows By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ 837,380	$ 255,553	$ (25,305)
Net cash from (used in) investing activities	869,680	(158,845)	(353,246)
Net cash from (used in) financing activities	(1,460,887)	(62,895)	373,893
Capital expenditure	(338,662)	(540,240)	(413,319)
Right-of-use assets	32,936	21,493	29,001
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	807,865	230,207	(32,132)
Net cash from (used in) investing activities	869,680	(132,942)	(351,767)
Net cash from (used in) financing activities	(1,431,449)	(65,916)	(378,528)
Capital expenditure	(338,662)	(395,802)	(413,319)
Right-of-use assets	32,936	21,493
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	29,507	33,474	35,532
Net cash from (used in) investing activities	0	(134,402)	0
Net cash from (used in) financing activities	(29,438)	101,582	(35,259)
Capital expenditure	0	(144,438)	0
Right-of-use assets	0	0
Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	(8)	8,128	28,705
Net cash from (used in) investing activities	0	(108,499)	1,479
Net cash from (used in) financing activities	0	98,561	(787,680)
Capital expenditure	0	0	$ 0
Right-of-use assets	$ 0	$ 0